Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Derivatives, Fair Value [Line Items]
Net fair value	$ 7,890	$ (27,842)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	4,880	(27,465)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	3,010	(377)
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	9,344	221
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	5,086	2,758
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	585	25
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(2,977)	(17,681)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(2,076)	(3,135)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (2,072)	$ (10,030)